UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund

November 30, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.5%	Rate (%)		Date	Amount ($)	Value ($)
Connecticut--1.7%
Hamden,
GO Notes, BAN		2.00	8/24/11	3,000,000	3,028,700

District of Columbia--.6%
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)		0.35	1/11/11	1,000,000	1,000,000

Florida--7.9%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)		0.33	12/7/10	2,790,000 a,b	2,790,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue		2.00	4/21/11	5,000,000	5,013,729
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue,
Refunding		5.00	3/1/11	1,000,000	1,008,235
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo Bank)		0.40	12/7/10	1,100,000 a	1,100,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(LOC; Branch Banking and Trust
Co.)		0.30	12/7/10	4,500,000 a	4,500,000

Georgia--4.8%

Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit
Locale)	0.35	12/7/10	4,570,000 a	4,570,000
Cobb County,
GO Notes, TAN	1.50	12/30/10	4,000,000	4,003,831

Illinois--.5%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
Bank of America)	0.61	12/7/10	900,000 a	900,000

Indiana--3.0%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.35	12/1/10	3,400,000 a	3,400,000
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals Projects)
(Liquidity Facility; Bank of
America and LOC; Bank of America)	0.40	12/7/10	2,000,000 a,b	2,000,000

Iowa--6.2%
Guttenberg,
HR, BAN (Guttenberg Municipal
Hospital Project)	1.50	12/1/10	2,600,000	2,600,000
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.41	12/7/10	5,000,000 a	5,000,000
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/10	2,000,000	2,000,000
Iowa Higher Education Loan
Authority, Revenue, BAN

(William Penn University
Project)	1.50	12/1/11	1,500,000	1,513,433

Louisiana--4.2%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.45	12/7/10	2,800,000 a	2,800,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.29	12/7/10	4,700,000 a	4,700,000

Maryland--.9%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.55	12/7/10	1,545,000 a	1,545,000

Massachusetts--1.7%
Massachusetts,
GO Notes, RAN	2.00	5/26/11	3,000,000	3,024,524

Michigan--1.4%
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; Bank of America)	0.45	12/7/10	2,430,000 a	2,430,000

Minnesota--3.1%
Mankato,
MFHR, Refunding (Highland
Hills of Mankato Project)
(LOC; Bank of America)	0.30	12/1/10	2,400,000 a	2,400,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.48	12/7/10	3,240,000 a	3,240,000

Nebraska--.7%
Nebraska Public Power District,
General Revenue	1.00	1/1/11	1,280,000	1,280,670

Nevada--2.2%
Clark County,
Passenger Facility Charge
Revenue, Refunding (Las
Vegas-McCarran International
Airport) (LOC; Union Bank NA)	0.28	12/7/10	4,000,000 a	4,000,000

New Jersey--1.2%
East Brunswick Township,
GO Notes, BAN	2.50	4/27/11	2,190,000	2,206,926

New York--5.6%
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	4,000,000	4,005,284
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.34	12/7/10	4,000,000 a	4,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	5/5/11	2,000,000	2,000,000

North Carolina--5.7%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.30	12/7/10	4,000,000 a	4,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank and
LOC; GNMA)	0.30	12/7/10	6,165,000 a,b	6,165,000

Ohio--2.5%

Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wells Fargo Bank)	0.52	12/7/10	2,750,000 a	2,750,000
Ohio,
Highway Capital Improvement GO
Notes, Refunding (Full Faith
and Credit/Highway User
Receipts)	2.00	5/1/11	700,000	704,349
Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	1,000,000	1,003,881

Oklahoma--4.2%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; Bank of the
West)	0.40	12/7/10	7,500,000 a	7,500,000

Pennsylvania--4.7%
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.30	12/7/10	1,257,000 a	1,257,000
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.34	12/1/10	2,100,000 a	2,100,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.45	12/7/10	5,000,000 a	5,000,000

South Carolina--5.6%
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	2.00	4/15/11	5,000,000	5,029,931
South Carolina Jobs-Economic

Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.33	12/7/10	4,950,000 a	4,950,000

Tennessee--14.4%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.30	12/1/10	5,060,000 a	5,060,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.30	12/7/10	5,900,000 a	5,900,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.32	12/7/10	4,300,000 a	4,300,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	2,000,000	2,002,712
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.32	12/7/10	2,785,000 a,b	2,785,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.32	12/7/10	5,930,000 a,b	5,930,000

Texas--3.9%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity

Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.35	12/7/10	3,750,000	3,750,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.38	12/7/10	3,225,000 a	3,225,000

Vermont--1.3%
Vermont Economic Development
Authority, CP (Economic
Development Capital Program)
(LOC; Credit Agricole CIB)	0.43	12/7/10	2,380,000	2,380,000

Virginia--1.2%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.38	12/7/10	2,240,000 a	2,240,000

Washington--1.4%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.47	12/7/10	2,480,000 a	2,480,000

Wisconsin--6.7%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.52	12/7/10	3,015,000 a	3,015,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.40	12/7/10	3,015,000 a	3,015,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.30	12/7/10	4,035,000 a	4,035,000

Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/1/11	2,000,000	2,016,399

U.S. Related--2.2%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.30	12/7/10	4,000,000 a	4,000,000

Total Investments (cost $178,654,604)			99.5%	178,654,604
Cash and Receivables (Net)			.5%	976,975
Net Assets			100.0%	179,631,579

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities amounted to $19,670,000 or 11.0% of net assets.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	178,654,604
Level 3 - Significant Unobservable Inputs	-
Total	178,654,604

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New Jersey Municipal Money Market Fund

November 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.4%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--96.5%
Atlantic City Board of Education,
COP, Refunding (Lease Purchase
Agreement)	3.00	5/1/11	770,000	774,432
Atlantic City Board of Education,
GO Notes, Refunding	5.75	12/1/10	360,000	360,000
Bergen County Improvement
Authority, Governmental Loan
Revenue (Bergen County
Guaranteed)	2.00	2/15/11	100,000	100,205
Berkeley Township,
GO Notes	3.00	1/15/11	315,000	315,830
Bloomfield Township,
GO Notes, BAN	1.50	1/20/11	416,616	417,041
Bloomfield Township Parking
Authority, Parking Project Note	1.50	2/2/11	500,000	500,339
Branchburg Township Board of
Education, GO Notes, Refunding	2.00	2/1/11	165,000	165,330
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)	2.50	8/15/11	200,000	202,306
Camden County Improvement
Authority, County Guaranteed
Lease Revenue, Refunding	4.00	12/1/11	350,000	360,420
Carteret Redevelopment Agency,
Revenue (Project Notes)	1.50	9/28/11	1,000,000	1,004,082
East Brunswick Township Board of
Education, GO Notes	4.00	5/15/11	100,000	101,351
East Hanover Township,
GO Notes, Refunding	1.50	2/1/11	165,000	165,193
Elizabeth,
GO Notes, BAN	1.25	4/15/11	1,000,000	1,001,296
Essex County,

GO Notes, Refunding	5.00	6/1/11	100,000	101,982
Fair Haven Borough,
GO Notes	3.00	3/1/11	100,000	100,567
Glassboro Borough,
GO Notes, BAN	1.75	8/11/11	722,856	726,222
Gloucester County,
GO Notes	2.00	1/15/11	100,000	100,161
Gloucester County,
GO Notes, Refunding	4.00	7/1/11	100,000	101,857
Greenwich Township Board of
Education, GO Notes, Refunding	3.00	1/15/11	245,000	245,576
Hackensack,
GO Notes, BAN	1.50	5/6/11	854,350	855,969
Irvington Township,
GO Notes, Refunding, BAN	2.35	3/11/11	1,000,000	1,000,940
Keyport,
GO Notes, BAN	1.50	8/4/11	1,000,000	1,002,332
Lambertville,
GO Notes (General Improvement)	2.00	3/1/11	150,000	150,404
Lambertville,
GO Notes, BAN	1.50	5/4/11	307,000	307,769
Lenape Regional High School
District Board of Education,
GO Notes, Refunding	4.50	4/1/11	100,000	101,149
Manchester Township,
GO Notes	4.13	3/1/11	325,000	327,605
Marlboro Township,
GO Notes, Refunding	1.25	12/1/10	600,000	600,000
Monroe Township,
Emergency Notes	2.00	3/29/11	791,911	794,863
Moorestown Township Board of
Education, GO Notes	4.00	1/15/11	165,000	165,608
New Brunswick Parking Authority,
City Guaranteed Subordinated
Project Notes (Jelin Street
Construction Project)	1.38	3/1/11	1,700,000	1,701,148
New Brunswick Parking Authority,
City-Guaranteed Subordinated
Project Notes (Transit Village
Parking Project)	2.00	3/1/11	1,000,000	1,002,097
New Brunswick Parking Authority,

Guaranteed Parking Revenue,
Refunding	2.00	1/1/11	290,000	290,254
New Jersey,
GO Notes, Refunding	6.00	2/15/11	100,000	101,091
New Jersey,
GO Notes, Refunding	6.00	2/15/11	200,000	202,161
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/10	245,000	245,414
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	0.93	12/7/10	315,000 a	315,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	0.82	12/7/10	375,000 a	375,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.41	12/7/10	700,000 a	700,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.47	12/7/10	1,110,000 a	1,110,000
New Jersey Economic Development
Authority, EDR (The Center
School Project) (LOC; Bank of
America)	0.61	12/7/10	315,000 a	315,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.47	12/7/10	1,155,000 a	1,155,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.60	12/7/10	5,700,000 a	5,700,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National

Bank of Canada)	0.44	12/7/10	2,400,000 a	2,400,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/11	200,000	204,494
New Jersey Economic Development
Authority, Motor Vehicle
Surcharges Revenue 3.25		7/1/11	100,000	101,209
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank) 0.47		12/7/10	2,775,000 a	2,775,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank) 0.47		12/7/10	1,600,000 a	1,600,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.47	12/7/10	845,000 a	845,000
New Jersey Economic Development
Authority, Revenue (Princeton
Montessori Society Project)
(LOC; Banco Santander SA) 0.48		12/7/10	3,000,000 a	3,000,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA) 0.42		12/7/10	440,000 a	440,000
New Jersey Economic Development
Authority, Revenue (The
Baptist Home Society of New
Jersey Project) (LOC; Valley
National Bank)	0.50	12/7/10	3,170,000 a	3,170,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.55	12/7/10	655,000 a	655,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue 4.00		12/15/10	150,000	150,177
New Jersey Economic Development

Authority, School Facilities
Construction Revenue	5.25	3/1/11	300,000	303,384
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.55	12/7/10	4,990,000 a	4,990,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	3.90	10/1/11	495,000	502,673
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.39	12/7/10	9,040,000 a	9,040,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	0.36	12/7/10	1,400,000 a	1,400,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/11	210,000	214,757
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.38	12/7/10	7,700,000 a	7,700,000
New Jersey Turnpike Authority,
Turnpike Revenue, Refunding
(Insured; National Public
Finance Guarantee Corp.)	6.00	1/1/11	300,000	301,316
Ocean County Utilities Authority,
Wastewater Revenue, Refunding	5.00	1/1/11	100,000	100,382
Passaic County,
GO Notes, Refunding	3.00	9/1/11	250,000	254,105
Pohatcong Township,
GO Notes	3.00	5/1/11	350,000	353,030
Port Authority of New York and New
Jersey, Equipment Notes	0.44	12/7/10	1,745,000 a	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	0.44	12/7/10	1,615,000 a	1,615,000
Rahway,
GO Notes, BAN	1.25	4/28/11	650,000	651,180
Rahway Redevelopment Agency,
City-Secured Arts District

Extension Project Notes	1.75	9/15/11	1,000,000	1,004,876
Red Bank Borough Board of
Education, GO Notes, Refunding	3.50	5/1/11	100,000	101,113
Sea Isle City,
GO Notes	3.00	11/15/11	270,000	275,123
South Plainfield Borough,
GO Notes, Refunding	3.00	2/1/11	330,000	331,188
Toms River Township,
GO Notes (General Improvement)	3.75	12/1/10	100,000	100,000
Trenton,
GO Notes, Refunding	3.00	3/15/11	295,000	296,674
Warren Township Sewerage
Authority, Sewer System Revenue	3.00	12/1/10	100,000	100,000
Washington Township Board of
Education, GO Notes	4.75	1/1/11	185,000	185,680
Woodbridge Township,
GO Notes (General Improvement)	4.00	2/1/11	200,000	201,080
Woodbridge Township,
GO Notes, Refunding	5.00	7/1/11	105,000	107,422
Woodbury Board of Education,
GO Notes	4.50	3/15/11	120,000	121,189

U.S. Related--4.9%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.40	12/7/10	3,700,000 a	3,700,000

Total Investments (cost $76,399,046)			101.4%	76,399,046
Liabilities, Less Cash and Receivables			(1.4%)	(1,033,047)
Net Assets			100.0%	75,365,999

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	76,399,046
Level 3 - Significant Unobservable Inputs	-
Total	76,399,046

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Alabama State Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,288,205
Alaska--1.9%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000	705,063
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,790,000	4,813,758
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/27	4,645,000	4,904,284
Arizona--1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,140,380
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,000,000	3,502,800
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,926,611
Arkansas--.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;

AMBAC)	5.00	12/1/17	1,025,000	1,093,747
California--11.1%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	2,000,000	2,128,200
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,296,130
California,
GO	5.25	10/1/16	295,000	298,319
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000	2,509,800
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000	6,939,324
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000	3,617,078
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,157,380
California Educational Facilities
Authority, Revenue (Pomona
College)	0.00	7/1/30	3,005,000 a	994,174
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000	1,942,078
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000 a	897,727
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000 a	1,011,975
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000 a	727,460
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	4.50	6/1/27	2,740,000	2,310,669
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	7,775,000	5,772,082
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000	2,728,925
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000	3,787,000
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/22	1,160,000	1,211,655
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000 a	589,500
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000 a	1,494,930
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/28	4,000,000 a	1,350,640
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000	2,080,920
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000	2,076,180
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000	3,479,686
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000	1,530,393
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000 a	894,290
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000	2,231,560

Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000	1,781,220
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000	802,968
Colorado--2.6%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/40	3,380,000	3,066,471
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	520,575
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	598,434
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,154,020
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,307,688
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GNMA)	5.88	1/20/20	1,940,000	1,955,365
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	949,470
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	1,978,920
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	0.00	6/15/11	7,300,000 a,b	2,937,447
Delaware--1.1%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)

(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,035,300
Delaware Housing Authority,
Revenue	5.15	7/1/17	370,000	377,378
Delaware Housing Authority,
Revenue	5.40	7/1/24	535,000	551,772
District of Columbia--1.1%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	3,977,200
Metropolitan Washington Airports
Authority, Dulles Toll Road
First Senior Lien Revenue
(Dulles Metrorail and Capital
Improvement Projects)	5.00	10/1/39	1,000,000	1,007,750
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,045,520
Florida--6.7%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,622,179
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,728,684
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,098,280
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,500,945
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,646,701
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,871,797

Miami-Dade County,
Aviation Revenue	5.00	10/1/30	3,000,000	2,979,270
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,745,000	2,826,526
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,303,137
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	998,330
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/28	6,800,000	7,191,136
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000	2,657,754
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000	1,008,340
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,856,480
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,626,611
Georgia--2.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,799,441
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000	1,030,100
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,380,024
Carrollton Payroll Development

Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,164,885
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000	2,063,120
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000	1,250,428
Hawaii--1.0%
Hawaii,
Airports System Revenue	5.25	7/1/26	5,000,000	5,273,250
Idaho--2.1%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000 b	5,325
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,251,168
Caldwell,
Parity Lien Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.75	9/1/11	2,625,000 b	2,730,604
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,744,075
Illinois--4.4%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,654,175
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty

Municipal Corp.)	5.10	3/1/28	3,500,000	3,593,905
Illinois,
GO	5.00	1/1/17	2,500,000	2,723,900
Illinois,
GO	5.00	1/1/22	2,500,000	2,545,575
Illinois,
GO	5.00	1/1/24	2,500,000	2,525,350
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	785,467
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	524,945
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/28	1,000,000	1,029,070
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,825,580
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,135,360
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,411,035
Kentucky--.7%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,373,370
Ohio County,
PCR (Big Rivers Electric

Corporation Project)	6.00	7/15/31	2,500,000	2,519,775
Louisiana--2.5%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,546,575
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	721,603
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/32	4,665,000	4,693,037
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,246,760
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	3,465,000	3,465,416
Maine--.8%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,220,000	4,223,587
Maryland--.7%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,412,820
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,075,000	1,075,849
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,395,414
Massachusetts--1.3%
Massachusetts Department of
Transportation, Metropolitan

Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,165,750
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000	2,240,641
Michigan--13.4%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	900,000	907,533
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000 a	7,382,480
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000 a	710,585
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000	1,741,365
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000	1,184,630
Detroit,
Water Supply System Revenue
(Insured; FGIC) (Prerefunded)	5.75	7/1/11	4,000,000 b	4,157,640
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,049,388
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	997,770
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000	1,161,190
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	2,250,000	2,207,588
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	1,195,000	1,204,883

Grand Rapids,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000	1,057,500
Grand Valley State University,
Revenue (Insured; FGIC)
(Prerefunded)	5.25	12/1/10	3,000,000 b	3,000,420
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000 a	4,737,612
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000	3,487,290
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000	4,661,496
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	2,001,440
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	4,250,000	3,977,405
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	1,475,000	1,489,986
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC) (Prerefunded)	6.00	12/1/10	25,000 b	25,253
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,571,262
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	709,261
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	2,000,000	1,943,700
Michigan Strategic Fund,

LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,228,337
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	6,000,000	4,643,940
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,418,780
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12	3,170,000 b	3,464,683
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,614,492
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000	1,679,415
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,196,325
Wayne State University Board of
Governors, General Revenue
(Insured; AMBAC)	5.00	11/15/36	1,000,000	1,005,860
Wayne State University Board of
Governors, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/30	2,000,000	2,045,400
Mississippi--.2%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,371,440
Missouri--.5%

Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	150,000	155,405
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	435,000	444,457
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	580,000	592,609
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,324,784
Nebraska--.4%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,424,307
Nevada--1.4%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	2,865,000	2,907,832
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	5,028,800
New Hampshire--.4%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	762,044
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,177,832
New Jersey--.8%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	79,979
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	221,795
Tobacco Settlement Financing

Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000	3,936,500
New York--2.2%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,447,450
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	2,609,300
New York City,
GO	5.00	8/1/28	1,000,000	1,052,000
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/30	3,000,000	3,068,700
North Carolina--6.9%
Cabarrus County,
COP (Installment Financing
Contract) (Prerefunded)	5.50	4/1/11	2,000,000 b	2,075,180
Charlotte,
GO	5.00	7/1/21	1,525,000	1,608,082
Charlotte,
GO	5.00	7/1/22	2,110,000	2,188,007
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,935,009
Durham County,
GO Public Improvement Bonds	5.00	6/1/18	1,000,000	1,142,700
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,044,690
Monroe,
COP (Installment Financing
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	3/1/39	1,000,000	1,023,540
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/28	2,205,000	2,340,982
North Carolina Capital Facilities
Finance Agency, Educational

Facilities Revenue (Wake
Forest University)	5.00	1/1/38	1,000,000	1,022,310
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)
(Prerefunded)	5.13	10/1/12	1,000,000 b	1,082,980
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	6,000,000	6,234,240
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,178,620
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,174,634
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	1,750,000	1,881,005
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,006,940
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000 a	2,413,878
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000 b	1,146,880
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/30	1,000,000	1,012,560
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000	1,069,290

Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/25	1,250,000	1,288,488
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,038,670
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000	1,228,122
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000	1,026,520
Ohio--2.4%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000	2,804,280
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000	3,281,355
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,165,099
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,092,440
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series) (Prerefunded)	4.75	6/1/12	1,455,000 b	1,543,348
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,540,000	2,211,273
Oklahoma--.2%
Tulsa Industrial Authority,
Student Housing Revenue (The

University of Tulsa)	5.25	10/1/26	1,135,000	1,182,330
Oregon--.6%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,624,966
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,590,615
Pennsylvania--5.0%
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/30	1,500,000	1,541,610
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,854,820
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,496,600
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000	1,632,040
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,788,740
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,001,170
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,459,020
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,755,475

Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000	2,509,290
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,183,620
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000	3,753,960
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	282,077
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,504,175
Texas--7.7%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,266,153
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000	2,088,918
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,424,189
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000 a	67,246
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,070,180
Laredo Independent School District

Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000	528,796
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	745,350
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	1,001,370
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000 a	1,403,240
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000 a	3,000,196
Lower Colorado River Authority,
Transmission Contract and
Improvement Revenue (Lower
Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/30	2,500,000	2,564,375
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	960,000	961,421
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	988,551
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,353,989
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,175,493

Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000 a	443,190
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000 a	1,952,514
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000	1,407,129
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000	5,178,250
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000	3,111,000
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,068,575
Plano Independent School District,
School Building Unlimited Tax
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/28	5,090,000	5,436,934
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000	311,852
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000 a	1,780,056
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,217,519
Texas National Research Laboratory
Commission Financing

Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	365,000	388,002
Virginia--5.2%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,551,916
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	971,260
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	800,000	805,432
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000	1,140,440
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000	1,060,580
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,734,030
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,825,000	2,645,500
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)
(Prerefunded)	5.25	6/1/11	1,120,000 b	1,147,765
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000	1,280,676
Newport News,
GO General Improvement Bonds

and GO Water Bonds	5.25	7/1/22	1,000,000	1,184,340
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000	1,093,890
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	337,450
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington)	5.50	10/1/33	1,000,000	1,004,130
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	2,900,000	3,248,783
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/21	2,500,000	2,618,050
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000 b	1,182,070
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	785,000	702,873
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000 b	253,644
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,500,000	1,612,155
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000	1,048,400

Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000	2,254,260
Washington--3.0%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	1,000,000	1,039,900
Port of Seattle,
Intermediate Lien Revenue	5.00	6/1/30	2,250,000	2,313,405
Washington,
GO (Various Purpose)	5.00	2/1/28	3,155,000	3,391,246
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,453,925
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000	3,727,430
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,079,770
Washington Health Care Facilities
Authority, Revenue (Seattle
Children's Hospital)	5.00	10/1/40	2,500,000	2,476,850
Wisconsin--.6%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,053,620
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,152,460
U.S. Related--4.8%
Government of Guam,
GO	6.75	11/15/29	500,000	542,255

Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,000,000	2,001,860
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,000,000	1,043,530
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,364,773
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	2,360,000	2,386,290
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,250,000	3,287,993
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000 b	1,167,840
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000	1,040,420
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000	1,918,785
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,004,590
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,000,000	1,061,670
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000	8,304,955
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000	1,114,070
Total Long-Term Municipal Investments
(cost $534,219,892)				546,355,512
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.5%	Rate (%)	Date	Amount ($)	Value ($)
California;

California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)
(cost $2,600,000)	0.24	12/1/10	2,600,000 [c]	2,600,000
Total Investments (cost $536,819,892)			99.4%	548,955,512
Cash and Receivables (Net)			.6%	3,396,518
Net Assets			100.0%	552,352,030

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $536,819,892. Net unrealized appreciation on investments was $12,135,620 of which $21,089,251 related to appreciated investment securities and $8,953,631 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment In Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	548,955,512	-	548,955,512

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.1%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000	2,326,875
Alaska--.6%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,244,500
Arizona--4.6%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,404,580
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,223,017
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,627,100
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	1,150,000	1,133,130
California--8.6%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,210,200
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.

Project)	5.13	11/1/23	1,500,000	1,515,165
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000	872,201
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	3,190,000 a	78,219
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	3,300,000	2,854,764
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000	1,092,570
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,250,000	4,639,937
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000	2,097,640
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000 a	478,726
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000	1,618,606
Colorado--2.0%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.00	10/1/43	1,165,000	1,006,770
Colorado Health Facilities
Authority, Revenue (Christian

Living Communities Project)	5.75	1/1/37	1,800,000	1,627,182
Colorado Health Facilities
Authority, Revenue (Total
Longterm Care National
Obligated Group Project)	6.25	11/15/40	1,250,000	1,250,875
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	85,000	86,258
Connecticut--1.4%
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project)	6.15	4/1/35	1,200,000	1,200,372
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000	1,735,573
Delaware--.5%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River Power
LLC Project)	5.38	10/1/45	1,000,000	928,220
District of Columbia--1.5%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	1,505,000	1,613,495
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	235,000	246,663
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds 0.00		6/15/46	11,560,000 a	341,367
Metropolitan Washington Airports
Authority, Dulles Toll Road
Second Senior Lien Revenue
(Dulles Metrorail and Capital

Improvements Projects)	0.00	10/1/37	4,000,000 a	680,560
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000	218,700
Florida--2.2%
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000 b	1,993,920
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000	2,520,850
Georgia--4.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000	1,633,260
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	5,000,000	5,095,550
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,610,000	1,614,025
Hawaii--.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.75	7/1/40	1,000,000	1,003,600
Illinois--5.7%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	295,000	308,434
Harvey,
GO	5.63	12/1/32	4,000,000	3,689,800
Illinois Finance Authority,
MFHR (DeKalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	2,198,570
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000	2,738,370

Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline
Supportive Living Facility
Project)	6.00	12/1/41	1,000,000	787,880
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living
Project)	7.00	12/1/42	2,000,000	1,814,740
Iowa--.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000	846,780
Kansas--1.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	620,000	643,975
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	1,625,000	1,723,670
Kentucky--1.8%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,083,931
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,519,775
Louisiana--5.9%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	2,591,824
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	4,102,120
Louisiana Public Facilities

Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000 c	2,828,920
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000	2,529,545
Maryland--3.3%
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,000,000	2,303,500
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000	2,961,570
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,439,718
Michigan--7.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,673,776
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,776,945
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,954,660
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,985,000	3,752,037
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,347,240
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	4,000,000	3,496,920

Mississippi--.8%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	1,480,000	1,563,428
Missouri--1.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	2,500,000	2,556,875
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	285,000	299,145
New Jersey--3.4%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	865,300
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	3,070,000	2,941,705
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,513,095
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	1,700,000	1,338,410
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 a	162,600
New Mexico--1.9%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	3,200,000	3,271,232
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	570,000	610,658

New York--1.9%
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	3,947,120
North Carolina--.5%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	988,730
Ohio--2.1%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000	3,271,660
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,000,000	1,023,320
Oregon--.5%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000	1,019,260
Pennsylvania--5.9%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	1,500,000	1,420,575
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	4,471,850
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000	1,700,060

Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,033,510
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	1,500,000	1,474,875
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000	1,810,400
Rhode Island--1.0%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000	2,002,400
Tennessee--2.4%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,100,000	2,085,867
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(Campus Development Foundation
Inc. Phase 1, LLC Project)	5.00	10/1/25	425,000	385,543
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(Campus Development Foundation
Inc. Phase 1, LLC Project)	6.00	10/1/35	2,800,000	2,487,100
Texas--8.1%
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	2,500,000	802,675
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	949,830

Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	2,900,000	2,809,549
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	1,000,060
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,254,230
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc.
Project)	5.20	4/1/18	1,500,000	1,516,365
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,218,475
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,804,488
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,017,710
Virginia--1.7%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	3,000,000	3,405,360
Washington--2.4%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,535,000	1,263,489
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,153,005
Snohomish County Housing

Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,462,593
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,063,850
West Virginia--1.4%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000	1,862,180
West Virginia Economic Development
Authority, Solid Waste
Disposal Facilities Revenue
(Appalachian Power Company -
Amos Project)	5.38	12/1/38	1,000,000	990,710
Wisconsin--.8%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	1,560,000 d	1,653,912
Mulit State--.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000 c	1,135,800
U.S. Related--6.7%
Government of Guam,
GO	6.75	11/15/29	1,500,000	1,626,765
Government of Guam,
LOR (Section 30)	5.38	12/1/24	1,500,000	1,524,075
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	2,000,000	2,087,060
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,600,000	1,583,328
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	3,121,260
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,004,590
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	6.00	8/1/42	2,000,000	2,113,220
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Cruzan Project)	6.00	10/1/39	500,000	515,505
Total Long-Term Municipal Investments
(cost $205,158,683)				195,513,972
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)	Value ($)
New York--.4%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.28	12/1/10	900,000 e	900,000
Ohio--.4%
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank)	0.24	12/1/10	800,000 e	800,000
Total Short-Term Municipal Investments
(cost $1,700,000)				1,700,000
Total Investments (cost $206,858,683)			97.1%	197,213,972
Cash and Receivables (Net)			2.9%	5,837,754
Net Assets			100.0%	203,051,726

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Non-income producing--security in default.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities had a market value of $3,964,720 or 2.0% of net assets.
d This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $206,858,683. Net unrealized depreciation on investments was $9,644,711 of which $7,119,590 related to appreciated investment securities and $16,764,301 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	197,213,972	-	197,213,972

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James Windels
Bradley J. Skapyak President
Date:	January 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)